Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31, 2017	December 31 2018
Cash and cash equivalents	7,505,954	3,133,847
Restricted cash	10,606	57,012
Long-term restricted cash	14,293	33,528
Total	7,530,853	3,224,387

Schedule of estimate useful life of property, plant and equipment
Useful lives
Building and constructions	20 years
Production facilities	10 years
Charging & battery swap infrastructure	5 years
R&D equipment	5 years
Computer and electronic equipment	3 years
Purchased software	3 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Others	3 to 5 years

Schedule of estimate useful life of intangible assets, net
Useful lives
Domain names and others	5 years
License	3 years